Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The accompanying consolidated financial statements have been prepared in accordance with GAAP and practices generally accepted in the banking industry. The consolidated financial statements include the accounts of the Company and its subsidiaries.
When we refer to the “Company,” “we,” “our,” or “us” in this Report, we mean IBERIABANK Corporation and subsidiaries (consolidated). When we refer to the “Parent,” we mean IBERIABANK Corporation. See the Glossary of Acronyms at the end of this Report for terms used throughout this Report.
Reclassification
Certain amounts reported in prior periods have been reclassified to conform to the current period presentation. These reclassifications did not have a material effect on previously reported consolidated financial statements.
PRINCIPLES OF CONSOLIDATION
The Company’s consolidated financial statements include all entities in which the Company has a controlling financial interest under either the voting interest or variable interest model. The assessment of whether or not the Company has a controlling interest (i.e., the primary beneficiary) in a VIE is performed on an on-going basis. All equity investments in non-consolidated VIEs are included in "other assets" in the Company’s consolidated balance sheets. The Company’s maximum exposure to loss as a result of its involvement with non-consolidated VIEs was approximately $84 million and $160 million at December 31, 2016 and 2015, respectively. The Company's maximum exposure to loss was equivalent to the carrying value of its investments and any related outstanding loans to the non-consolidated VIEs.
Investments in entities that are not consolidated are accounted for under either the equity, cost, or proportional amortization method of accounting. Investments for which the Company has the ability to exercise significant influence over the operating and financing decisions of the entity are accounted for under the equity method. Investments for which the Company does not hold such ability are accounted for under the cost method. Investments in qualified affordable housing projects, which meet certain criteria, are accounted for under the proportional amortization method.
The consolidated financial statements include the accounts of the Company and its subsidiaries, IBERIABANK; Lenders Title Company; IBERIA Capital Partners, LLC; 1887 Leasing, LLC; IBERIA Asset Management, Inc.; 840 Denning, LLC; and IBERIA CDE, LLC. All significant intercompany balances and transactions have been eliminated in consolidation. All normal, recurring adjustments which, in the opinion of management, are necessary for a fair presentation of the financial statements have been included.
NATURE OF OPERATIONS
The Company offers commercial and retail banking products and services to customers throughout locations in seven states through IBERIABANK. The Company also operates mortgage production offices in 10 states through IMC and offers a full line of title insurance and closing services throughout Arkansas and Louisiana through LTC and its subsidiaries. ICP provides equity research, institutional sales and trading, and corporate finance services throughout the energy industry. 1887 Leasing, LLC owns an aircraft used by management of the Company. IAM provides wealth management and trust services for commercial and private banking clients. CDE is engaged in the purchase of tax credits.
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Material estimates that are susceptible to significant change in the near term are the allowance for credit losses, valuation of and accounting for acquired loans, goodwill and other intangibles, and income taxes.
CONCENTRATION OF CREDIT RISKS
Most of the Company’s business activity is with customers located within the states of Louisiana, Florida, Arkansas, Alabama, Texas, Georgia, and Tennessee. The Company’s lending activity is concentrated in its market areas in those states. The Company has emphasized originations of commercial loans and private banking loans, defined as loans to higher net worth clients. Repayments on loans are expected to come from cash flows of the borrower and/or guarantor. Losses on secured loans are limited by the value of the collateral upon default of the borrowers and guarantor support. Concentrations in commercial real estate have increased as a result of the Company's organic growth and recent acquisitions of banks with significant CRE portfolios. Additionally, as the Company has executed its risk-off strategy over the past two years, CRE concentrations have naturally increased as a percentage of the total portfolio. The Company does not have any excessive concentrations to any one industry or customer.
BUSINESS COMBINATIONS
Assets and liabilities acquired in business combinations are recorded at their acquisition date fair values. In accordance with ASC Topic 805, Business Combinations, the Company generally records provisional amounts at the time of acquisition based on the information available to the Company. The provisional estimates of fair values may be adjusted for a period of up to one year (“measurement period”) from the date of acquisition if new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the measurement of the amounts recognized as of that date. Subsequent to the Company's early adoption of ASU No. 2015-16 during the third quarter of 2015, adjustments recorded during the measurement period are recognized in the current reporting period.
Loans generally represent a significant portion of the assets acquired in the Company’s business acquisitions. If the Company discovers that it has materially underestimated the credit losses expected in the loan portfolio based on information available at the acquisition date within the measurement period, it will reduce or eliminate the gain and/or increase goodwill recorded on the acquisition in the period the adjustment is recorded. If the Company determines that losses arose subsequent to the acquisition date, such losses are reflected as a provision for credit losses.
CASH AND CASH EQUIVALENTS
For purposes of presentation in the consolidated statements of cash flows, cash and cash equivalents are defined as cash on hand, interest-bearing deposits, and non-interest-bearing demand deposits at other financial institutions with original maturities less than three months. IBERIABANK may be required to maintain average cash balances on hand or with the Federal Reserve Bank to meet regulatory reserve and clearing requirements. At December 31, 2016 and 2015, IBERIABANK had sufficient cash deposited with the Federal Reserve Bank to cover the required reserve balance.
INVESTMENT SECURITIES
Management determines the appropriate accounting classification of debt and equity securities at the time of acquisition and re-evaluates such designations at least quarterly. Debt securities that management has the ability and intent to hold to maturity are classified as HTM and carried at cost, adjusted for amortization of premiums and accretion of discounts using methods approximating the interest method. Securities acquired with the intention of recognizing short-term profits or which are actively bought and sold are classified as trading securities and reported at fair value, with unrealized gains and losses recognized in earnings. Securities not classified as HTM or trading, including equity securities with readily determinable fair values, are classified as AFS and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in OCI. Credit-related declines in the fair value of debt and marketable equity securities that are considered OTTI are recorded in earnings.
The Company evaluates its investment securities portfolio on a quarterly basis for indicators of OTTI. Declines in the fair value of individual HTM and AFS securities below their amortized cost basis are reviewed to determine whether the declines are other than temporary. In estimating OTTI losses, management considers 1) the length of time and the extent to which the fair value has been less than the amortized cost basis, 2) the financial condition and near-term prospects of the issuer, 3) its intent to sell and whether it is more likely than not that the Company would be required to sell those securities before the anticipated recovery of the amortized cost basis, and 4) for debt securities, the recovery of contractual principal and interest.
For securities that the Company does not expect to sell, or it is not more likely than not it will be required to sell prior to recovery of its amortized cost basis, the credit component of an OTTI is recognized in earnings and the non-credit component is recognized in OCI. For securities that the Company does expect to sell, or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, both the credit and non-credit component of an OTTI are recognized in earnings. Subsequent to recognition of OTTI, an increase in expected cash flows is recognized as a yield adjustment over the remaining expected life of the security based on an evaluation of the nature of the increase.
Nonmarketable equity securities include stock acquired for regulatory purposes, such as Federal Home Loan Bank stock and Federal Reserve Bank stock. These securities are accounted for at amortized cost, evaluated for impairment at least quarterly, and included in "other assets".
Gains or losses on securities sold are recorded on the trade date, using the specific identification method.
LOANS HELD FOR SALE
Loans and loan commitments which the Company does not have the intent and ability to hold for the foreseeable future or until maturity or payoff are classified as loans held for sale at the time of origination or acquisition. Subsequent to origination or acquisition, if the Company no longer has the intent or ability to hold a loan for the foreseeable future, generally a decision has been made to sell the loan, and it is classified within loans held for sale. Unless the fair value option has been elected at origination or acquisition, loans classified as held for sale are carried at the lower of cost or fair value. Amortization/accretion of remaining unamortized net deferred loan fees or costs and discounts or premiums (if applicable) ceases when a loan is classified as held for sale.
Loans held for sale primarily consist of fixed rate single-family residential mortgage loans originated and committed to be sold in the secondary market. Mortgage loans originated and held for sale are recorded at fair value under the fair value option, unless otherwise noted. For mortgage loans for which the Company has elected the fair value option, gains and losses are included in mortgage income. For any other loans held for sale, net unrealized losses, if any, are recognized through a valuation allowance that is recorded as a charge to non-interest income. See Note 20 for further discussion of the determination of fair value for loans held for sale. In most cases, loans in this category are sold within thirty days and are generally sold with the mortgage servicing rights released. Buyers generally have recourse to return a purchased loan or request reimbursement for the loan premium or servicing rights under limited circumstances. Recourse conditions may include prepayment, payment default, breach of representations or warranties, and documentation deficiencies. During 2016 and 2015, an insignificant number of loans were returned to the Company. At December 31, 2016 and 2015, the recorded repurchase liability associated with transferred loans was not material.
LOANS
Legacy (Loans originated or renewed and underwritten by the Company)
The Company originates mortgage, commercial, and consumer loans for customers. Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the unpaid principal balances, less the ALL, charge-offs, and unamortized net loan origination fees and direct costs, except for loans carried at fair value. Interest income is accrued as earned over the term of the loans based on the principal balance outstanding. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield.
Acquired (Loans acquired through Business Combinations)
Acquired loans are recorded at fair value on the acquisition date in accordance with ASC Topic 820, Fair Value Measurement, consistent with the exit price concept on the date of acquisition. Credit risk assumptions and any resulting credit discounts are included in the determination of fair value. Therefore, an ALL is not recorded at the acquisition date. The determination of fair value includes estimates related to discount rates, expected prepayments, and the amount and timing of undiscounted expected principal, interest, and other cash flows.
Acquired loans are evaluated at acquisition and classified as purchased impaired (“acquired impaired”) or purchased non-impaired (“acquired non-impaired”). Purchased impaired loans reflect credit deterioration since origination to the extent that it is probable at the time of acquisition that the Company will be unable to collect all contractually required payments. At the time of acquisition, purchased impaired loans are accounted for individually or aggregated into loan pools with similar characteristics, which include:

•	whether the loan is performing according to contractual terms at the time of acquisition,

•	the loan type based on regulatory reporting guidelines, namely whether the loan was a mortgage, consumer, or commercial loan,

•	the nature of collateral,

•	the interest rate type, whether fixed or variable rate, and

•	the loan payment type, primarily whether the loan is amortizing or interest-only.
From these pools, the Company uses certain loan information, including outstanding principal balance, estimated expected losses, weighted average maturity, weighted average term to re-price (if a variable rate loan), weighted average margin, and weighted average interest rate to estimate the expected cash flow for each loan pool.
For purchased impaired loans, expected cash flows at the acquisition date in excess of the fair value of loans are recorded as interest income over the life of the loans using a level yield method if the timing and amount of future cash flows is reasonably estimable. For purchased non-impaired loans, the difference between the fair value and unpaid principal balance of the loan at acquisition, referred to as a purchase premium or discount, is amortized or accreted to income over the estimated life of the loans as an adjustment to yield.
Subsequent to acquisition, the Company performs cash flow re-estimations at least quarterly for each purchased impaired loan and/or loan pool. Increases in estimated cash flows above those expected at acquisition are recognized on a prospective basis as interest income over the remaining life of the loan and/or pool. Decreases in expected cash flows subsequent to acquisition generally result in recognition of a provision for credit loss. The measurement of cash flows involves several assumptions and judgments (i.e., prepayments, default rates, loss severity, etc.). All of these factors are inherently subjective and significant changes in the cash flow estimations can result over the life of the loan.
Classification
The Company’s loan portfolio is disaggregated into portfolio segments for purposes of determining the ACL. The Company’s portfolio segments include commercial, residential mortgage, and consumer and other loans, bifurcated between legacy and acquired. The Company further disaggregates each commercial, residential mortgage, and consumer and other loans portfolio segment into classes for purposes of monitoring and assessing credit quality based on certain risk characteristics. Classes within the commercial loan portfolio segment include commercial real estate-construction, commercial real estate-other, commercial and industrial, and energy-related. Classes within the consumer and other loans portfolio segment include consumer-home equity, consumer-indirect automobile, consumer-credit card, and consumer-other.
Troubled Debt Restructurings
The Company periodically grants concessions to its customers in an attempt to protect as much of its investment as possible and minimize risk of loss. These concessions may include restructuring the terms of a loan to alleviate the burden of the customer’s near-term cash requirements. In order to be classified as a TDR, the Company must conclude that the restructuring constitutes a concession and the customer is experiencing financial difficulties. The Company defines a concession to the customer as a modification of existing terms for economic or legal reasons that it would otherwise not consider. The concession is either granted through an agreement with the customer or is imposed by a court or law. Concessions include modifying original loan terms to reduce or defer cash payments required as part of the loan agreement, including but not limited to:

•	a reduction of the stated interest rate for the remaining original life of the loan,

•	extension of the maturity date or dates at a stated interest rate lower than the current market rate for new loans with similar risk characteristics,

•	reduction of the face amount or maturity amount of the loan as stated in the agreement, or

•	reduction of accrued interest receivable on the loan.
In its determination of whether the customer is experiencing financial difficulties, the Company considers numerous indicators, including, but not limited to:

•
whether the customer is currently in default on its existing loan(s), or is in an economic position where it is probable the customer will be in default on its loan(s) in the foreseeable future without a modification,

•	whether the customer has declared or is in the process of declaring bankruptcy,

•	whether there is substantial doubt about the customer’s ability to continue as a going concern,

•
whether, based on its projections of the customer’s current capabilities, the Company believes the customer’s future cash flows will be insufficient to service the loan, including interest, in accordance with the contractual terms of the existing agreement for the foreseeable future, and

•
whether, without modification, the customer cannot obtain sufficient funds from other sources at an effective interest rate equal to the current market rate for a similar loan for a non-troubled debtor.

If the Company concludes that both a concession has been granted and the customer is experiencing financial difficulties, the Company identifies the loan as a TDR. All TDRs are considered impaired loans.

NON-ACCRUAL AND PAST DUE LOANS (INCLUDING LOAN CHARGE-OFFS)
Loans are generally considered past due when contractual payments of principal and interest have not been received within 30 days from the contractual due date. Residential mortgage loans are considered past due when contractual payments have not been received for two consecutive payment dates.
Legacy and purchased non-impaired loans are placed on non-accrual status when any of the following occur: 1) the loan is maintained on a cash basis because of deterioration in the financial condition of the borrower; 2) collection of the full contractual amount of principal or interest is not expected (even if the loan is currently paying as agreed);  3) when principal or interest has been in default for a period of 90 days or more, unless the loan is both well secured and in the process of collection; or 4) the borrower has filed or is likely to file bankruptcy. Factors considered in determining the collection of the full contractual amount of principal or interest include assessment of the borrower’s cash flow, valuation of underlying collateral, and the ability and willingness of guarantors to provide credit support.  Certain commercial loans are also placed on non-accrual status when payment is not past due and full payment of principal and interest is expected, but we have doubt about the borrower’s ability to comply with existing repayment terms. Consideration will be given to placing a loan on non-accrual due to the deterioration of the debtor’s repayment ability, the repayment of the loan becoming dependent on the liquidation of collateral, an existing collateral deficiency, the loan being classified as "Doubtful" or "Loss", the client filing for bankruptcy, and/or foreclosure being initiated. Regarding all classes within the C&I and CRE portfolios, the determination of a borrower’s ability to make the required principal and interest payments is based on an examination of the borrower’s current financial statements, industry, management capabilities, and other qualitative measures.
Purchased impaired loans are placed on non-accrual status when the Company cannot reasonably estimate cash flows on a loan or loan pool. Legacy and purchased non-impaired loans are evaluated for potential charge-off in accordance with the parameters discussed in the following paragraph or when the loan is placed on non-accrual status, whichever is earlier.
Loans within the commercial portfolio (except for purchased impaired) are generally evaluated for charge-off at 90 days past due, unless both well-secured and in the process of collection. Closed and open-end residential mortgage and consumer loans (except for purchased impaired) are evaluated for charge-off no later than 120 days past due. Any outstanding loan balance in excess of the fair value of the collateral less costs to sell is charged-off no later than 120 days past due for loans secured by real estate. For non-real estate secured loans, in lieu of charging off the entire loan balance, loans may be written down to the fair value of the collateral less costs to sell if repossession of collateral is assured and in process.
The accrual of interest, as well as the amortization/accretion of any remaining unamortized net deferred fees or costs and discount or premium, is discontinued at the time the loan is placed on non-accrual status. All accrued but uncollected interest for loans that are placed on non-accrual status is reversed through interest income. Cash receipts received on non-accrual loans are generally applied against principal until the loan has been collected in full, after which time any additional cash receipts are recognized as interest income (i.e., cost recovery method). However, interest may be accounted for under the cash-basis method as long as the remaining recorded investment in the loan is deemed fully collectible.
Loans are returned to accrual status when the borrower has demonstrated a capacity to continue payment of the debt (generally a minimum of six months of payment history) and collection of contractually required principal and interest associated with the debt is reasonably assured. At such time, the accrual of interest and amortization/accretion of any remaining unamortized net deferred fees or costs and discount or premium shall resume. Any interest income which was applied to the principal balance shall not be reversed and subsequently will be recognized as an adjustment to yield over the remaining life of the loan.
IMPAIRED LOANS
For all classes within the commercial portfolio, all loans with an outstanding commitment balance above a specific threshold are evaluated on a quarterly basis for potential impairment. Generally, residential mortgage and consumer loans within any class are not individually evaluated on a regular basis for impairment. All TDRs, regardless of the outstanding balance amount or portfolio classification, and all purchased impaired loans are considered to be impaired.
A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal and/or interest when due, according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the likelihood of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Impairment losses are measured on a loan-by-loan basis for commercial and certain residential mortgage or consumer loans, based on either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price, or the fair value of the collateral if the loan is collateral-dependent. This measurement requires significant judgment and use of estimates, and the actual loss ultimately recognized by the Company may differ significantly from the estimates.
ALLOWANCE FOR CREDIT LOSSES
The Company maintains the ACL at a level that management believes appropriate to absorb estimated probable credit losses incurred in the loan portfolios (including unfunded commitments) as of the consolidated balance sheet date. The ACL consists of the allowance for loan losses (contra asset) and the reserve for unfunded commitments (liability). The manner in which the ACL is determined is based on 1) the accounting method applied to the underlying loans and 2) whether the loan is required to be measured for impairment. The Company delineates between loans accounted for under the contractual yield method, legacy and purchased non-impaired loans, and purchased impaired loans. Further, for legacy and acquired non-impaired loans, the Company attributes portions of the ACL to loans and loan commitments that it measures individually, and groups of homogeneous loans and loan commitments that it measures collectively for impairment.
Determination of the appropriate ACL involves a high degree of complexity and requires significant judgment regarding the credit quality of the loan portfolio. Several factors are taken into consideration in the determination of the overall ACL, including a qualitative component. These factors include, but are not limited to, the overall risk profiles of the loan portfolios, net charge-off experience, the extent of impaired loans, the level of non-accrual loans, the level of 90 days past due loans, the value of collateral, the ability to monetize guarantor support, and the overall percentage level of the allowance relative to the loan portfolio, amongst other factors. The Company also considers overall asset quality trends, changes in lending practices and procedures, trends in the nature and volume of the loan portfolio, including the existence and effect of any portfolio concentrations, changes in experience and depth of lending staff, the Company’s legal, regulatory and competitive environment, national and regional economic trends, data availability and applicability that might impact the portfolio or the manner in which it estimates losses, and risk rating accuracy and risk identification.
The allowance for loan losses for all impaired loans (excluding purchased impaired) is determined on an individual loan basis, considering the facts and circumstances specific to each borrower. The allowance is based on the difference between the recorded investment in the loan and generally either the estimated net present value of projected cash flows or the estimated value of the collateral associated with the loan, if the loan is deemed collateral-dependent. For non-impaired loans (excluding purchased impaired), the allowance for loan losses is calculated based on pools of loans with similar characteristics. The pool-level allowance is calculated through the application of PD (i.e., probability of default) and LGD (i.e., loss given default) factors for each individual loan. PDs and LGDs are determined based on historical default and loss information for similar loans. For purposes of establishing estimated loss percentages for pools of loans that share common risk characteristics, the Company’s loan portfolio is segmented by various loan characteristics including loan type, risk rating (commercial), Vantage or FICO score (residential mortgage and consumer), past due status (residential mortgage and consumer) and call report code. The default and loss information is measured over an appropriate period for each loan pool and adjusted as deemed appropriate. Qualitative adjustments are incorporated into the pool-level analysis to accommodate for the imprecision of certain assumptions and uncertainties inherent in the calculation. See the "Loans" section of this Footnote for discussion of the determination of the ACL for purchased impaired loans.
Certain inherent, but unconfirmed losses are probable within the loan portfolio. The Company’s current methodology for determining the level of inherent losses is based on historical loss rates, current credit grades, specific allocation, and other qualitative adjustments. In a stable or deteriorating credit environment, heavy reliance on historical loss rates and the credit grade rating process results in model-derived reserves that tend to slightly lag behind portfolio deterioration. Similar lags can occur in an improving credit environment whereby required reserves can lag slightly behind portfolio improvement. Given these and other model limitations, qualitative adjustment factors may be incremental or decremental to the quantitative model results. In periods prior to 2015, the Company estimated incurred losses on its Exploration and Production and its Oil Field Services portfolios as an aggregate portfolio. Beginning in 2015, as the performance of these two portfolios began to diverge, the Company disaggregated the analysis of incurred losses within these portfolios, which included modifying its LGD estimates for the portfolios to more closely align with published historical industry data and other factors. Absent this change, the Company would have recorded an additional $10.0 million, or 17 cents per share, in provision expense for the year ended December 31, 2015.

The reserve for unfunded commitments is determined using similar methodologies described above for non-impaired loans. The loss factors used in the reserve for unfunded commitments are equivalent to the loss factors used in the allowance for loan losses, while also considering utilization of unused commitments.
FDIC LOSS SHARE RECEIVABLE
The Company entered into or assumed arrangements with the FDIC which obligated the FDIC to reimburse the Company for losses on certain loans associated with FDIC-assisted transactions. The indemnification assets were recorded at fair value as of the acquisition dates based on estimated cash flows to be received over the expected life of the acquired assets, not to exceed the term of the indemnification agreements.
Effective as of December 20, 2016, the Company entered into an agreement with the FDIC to terminate the Company’s twelve loss share agreements ahead of their contractual maturities. Under the terms of the agreement, all rights and obligations of the Company and FDIC have been resolved and completed. The Company received a net payment of $6.5 million from the FDIC as consideration for termination of the loss share agreements and subsequently derecognized the remaining FDIC indemnification asset of $20.4 million, along with other transaction related-adjustments (including tax impacts), resulting in a net loss of $11.2 million.
PREMISES AND EQUIPMENT
Land is carried at cost. Buildings, furniture, fixtures, and equipment are carried at cost, less accumulated depreciation computed on a straight-line basis over the estimated useful lives of 10 to 40 years for buildings and related improvements and generally 3 to 20 years for furniture, fixtures, and equipment. Leasehold improvements are amortized over the lease term, including any renewal periods that are reasonably assured, or the asset’s useful life, whichever is shorter. Premises and equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.
SOFTWARE
Software is amortized on a straight-line basis over its estimated useful life. The estimated useful life of software is generally three years, but can vary depending on the specific facts and circumstances. Software is evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of the software may not be recoverable. Software is recorded within "other assets" on the Company’s consolidated balance sheets with carrying amounts at December 31, 2016 and 2015 of $5.6 million and $6.2 million, respectively.
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill
Goodwill represents the excess of the consideration paid in a business combination over the fair value of the identifiable net assets acquired. Goodwill is not amortized, but is assessed for potential impairment at a reporting unit level on an annual basis, as of October 1st, or whenever events or changes in circumstances indicate that it is more likely than not the fair value of a reporting unit is less than its respective carrying amount. As part of its testing, the Company may elect to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the results of the qualitative assessment indicate that more likely than not a reporting unit’s fair value is less than its carrying amount, the Company determines the fair value of the respective reporting unit (through the application of various quantitative valuation methodologies) relative to its carrying amount to determine whether quantitative indicators of potential impairment are present (i.e., Step 1). The Company may also elect to bypass the qualitative assessment and begin with Step 1. If the results of Step 1 indicate that the fair value of the reporting unit may be below its carrying amount, the Company determines the fair value of the reporting unit’s assets and liabilities, considering deferred taxes, and then measures impairment loss by comparing the implied fair value of goodwill with the carrying amount of that goodwill (i.e., Step 2).
Title Plant
Costs incurred to construct a title plant, including the costs incurred to obtain, organize, and summarize historical information, are capitalized until the title plant can be used to perform title searches. A purchased title plant, including a purchased undivided interest in a title plant, is recorded at cost at the date of acquisition. For a title plant acquired separately or as part of a business acquisition, cost is measured as the fair value of the consideration paid. Capitalized costs of a title plant are not depreciated or charged to income unless circumstances indicate that the carrying amount of the title plant has been impaired. Impairment indicators include a change in legal requirements or statutory practices, identification of obsolescence, or abandonment of the title plant, among other indicators.
Capitalized storage and retrieval costs (e.g., costs to convert from one storage retrieval system to another or to modernize the storage and retrieval systems) incurred after a title plant is operational are charged to expense in a systematic and rational manner. Title plant is recorded within "other assets" on the Company’s consolidated balance sheets.
Intangible assets subject to amortization
The Company’s acquired intangible assets that are subject to amortization include (amongst other ancillary intangibles described in Note 10) core deposit intangibles, amortized on a straight-line or accelerated basis, and a customer relationship intangible asset, amortized on an accelerated basis, over average lives not to exceed 10 years. The Company reviews intangible assets for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. Impairment is identified if the sum of the undiscounted estimated future cash flows is less than the carrying value of the asset. Intangible assets are recorded within "other assets" on the Company’s consolidated balance sheets.
OTHER REAL ESTATE OWNED
Other real estate owned includes all real estate, other than bank premises used in bank operations, owned or controlled by the Company, including real estate acquired in settlement of loans. Properties are initially recognized at the recorded investment of the loan (which is the pro-rata carrying value of loans accounted for in accordance with ASC Topic 310-30, Receivables - Loans and Debt Securities Acquired with Deteriorated Credit Quality) or at estimated fair value less costs to sell, whichever is less, generally when the Company has received physical possession (legal title is not required for non-consumer residential property). The amount by which the recorded investment of the loan exceeds the fair value less costs to sell of the property is charged to the ALL. Subsequent to foreclosure, the assets are carried at the lower of cost or fair value less costs to sell. Former bank properties transferred to OREO are recorded at the lower of cost or market. Subsequent declines in the fair value of other real estate are recorded as adjustments to the carrying amount through a valuation allowance. Revenue and expenses from operations, gain or loss on sale, and changes in the valuation allowance are included in net expenses from foreclosed assets. The Company included property write-downs of $3.4 million and $4.0 million in earnings for the years ended December 31, 2016 and 2015, respectively. OREO is recorded within "other assets" on the Company’s consolidated balance sheets.
DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into various derivative financial instruments to manage interest rate risk, asset sensitivity, and other exposures such as liquidity and credit risk, as well as to facilitate customer transactions. The primary types of derivatives utilized by the Company for its risk management strategies include interest rate swap agreements, interest rate lock commitments, forward sales commitments, and written and purchased options. All derivative instruments are recognized on the consolidated balance sheets as "other assets" or "other liabilities" at fair value, regardless of whether a right of offset exists. Changes in the fair value (i.e., gains or losses) of a derivative instrument are recorded based on whether it has been designated and qualifies as part of a hedging relationship.
Interest rate swap and foreign exchange contracts are entered into by the Company to allow its commercial customers to manage their exposure to market rate fluctuations. To mitigate the Company's exposure to the rate risk associated with customer contracts, offsetting derivative positions are entered into with reputable counterparties. The Company manages its credit risk, or potential risk of default, from the customer contracts through credit limit approval and monitoring procedures. These contracts are not designated for hedge accounting (i.e., treated as economic hedges).
Derivatives Designated in Hedging Relationships
For cash flow hedges, the effective portion of the gain or loss related to the derivative instrument is initially reported as a component of OCI and subsequently reclassified into earnings when the forecasted transaction affects earnings or when the hedge is terminated. The ineffective portion of the gain or loss, if any, is reported in earnings immediately, in either "other income" or "other expense", respectively. In applying hedge accounting for derivatives (ASC Topic 815-30 Derivatives and Hedging - Cash Flow Hedges), the Company establishes and documents a method for assessing the effectiveness of the hedging derivative and a measurement approach for determining the ineffective aspect of the hedge upon the inception of the hedge.
Derivatives Not Designated in Hedging Relationships
For derivative instruments that are not designated as hedging instruments, changes in the fair value of the derivatives are recognized in earnings immediately.
Common Types of Derivatives
Interest rate swap agreements
Interest rate swaps are agreements to exchange interest payments based upon notional amounts. The exchange of payments typically involves paying a fixed rate and receiving a variable rate or vice versa.
As part of its activities to manage interest rate risk (i.e., the exposure to the variability of future cash flows or other forecasted transactions due to fluctuating market rates), the Company enters into interest rate contracts, which typically include interest rate swap agreements. The Company primarily utilizes these instruments, which the Company designates as cash flow hedges, to convert a portion of its variable-rate loans or debt to a fixed rate.

Interest rate lock commitments
The Company enters into commitments to originate mortgage loans intended for sale whereby the interest rate on the prospective loan is determined prior to funding (“rate lock”). A rate lock is provided to a borrower, subject to conditional performance obligations, for a specified period of time that typically does not exceed 60 days. Rate lock commitments on mortgage loans that are intended to be sold are recognized as derivatives. Accordingly, such commitments are recorded at fair value as derivative assets or liabilities, with changes in fair value recorded in mortgage income on the consolidated statements of comprehensive income.
Forward sales commitments
The Company uses forward sales commitments to protect the value of its rate locks and mortgage loans held for sale from changes in interest rates and pricing between the origination of the rate lock and sale of these loans, as changes in interest rates have the potential to cause a decline in value of rate locks and mortgage loans included in the held for sale portfolio. These commitments are recognized as derivatives and recorded at fair value as derivative assets or liabilities, with changes in fair value recorded in mortgage income on the consolidated statements of comprehensive income.
Equity-indexed certificates of deposit
IBERIABANK offers its customers a certificate of deposit that provides the purchaser a guaranteed return of principal at maturity plus a potential return, which allows IBERIABANK to identify a known cost of funds. The rate of return is based on the performance of a group of publicly traded stocks that represent a variety of industry segments. Because it is based on an equity index, the rate of return represents an embedded derivative that is not clearly and closely related to the host instrument and is to be accounted for separately. Accordingly, the certificate of deposit is separated into two components: a zero coupon certificate of deposit (the host instrument) and a written option purchased by the depositor (an embedded derivative). The discount on the zero coupon deposit is amortized over the life of the deposit, and the written option is carried at fair value on the Company’s consolidated balance sheets, with changes in fair value recorded through earnings. IBERIABANK offsets the risks of the written option by purchasing an option with terms that mirror the written option, which is also carried at fair value on the Company’s consolidated balance sheets.
OFF-BALANCE SHEET CREDIT-RELATED FINANCIAL INSTRUMENTS
In the ordinary course of business, the Company executes various commitments to extend credit, including commitments under commercial construction arrangements, commercial and home equity lines of credit, credit card arrangements, commercial letters of credit, and standby letters of credit. Such financial instruments are recorded on the funding date.
TRANSFERS OF FINANCIAL ASSETS
Transfers of financial assets, or portions thereof which meet the definition of a participating interest, are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when 1) the assets have been legally isolated from the Company, 2) the transferee obtains the right, free of conditions that constrain it from taking advantage of that right and provide the Company with more than a trivial benefit, to pledge or exchange the transferred assets, and 3) the Company does not maintain effective control over the transferred assets. Should the transfer not satisfy all three criteria, the transaction is recorded as a secured borrowing.
If the transfer is accounted for as a sale, the transferred assets are derecognized from the Company’s balance sheet and a gain or loss on sale is recognized. If the transfer is accounted for as a secured borrowing, the transferred assets remain on the Company’s balance sheet and the proceeds from the transaction are recognized as a liability.
Servicing Rights
The Company recognizes the rights to service mortgage and other loans as separate assets, which are recorded in "other assets" in the consolidated balance sheets, when purchased or when servicing is contractually separated from the underlying loans by sale with servicing rights retained.
For loan sales with servicing retained, a servicing right (generally an asset) is recorded at fair value for the right to service the loans sold. All servicing rights are identified by class and subsequently accounted for under the amortization method.
INCOME TAXES
The Company and all subsidiaries file a consolidated Federal income tax return on a calendar year basis. The Company files income tax returns in the U.S. Federal jurisdiction and various state and local jurisdictions through IBERIABANK Corporation (Parent), IBERIABANK, IMC, LTC, and their subsidiaries. In lieu of Louisiana state income tax, IBERIABANK is subject to the Louisiana bank shares tax, portions of which are included in both "non-interest expense" and "income tax expense" in the Company’s consolidated statements of comprehensive income. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations for years before 2012.
Deferred income tax assets and liabilities are determined using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the temporary differences between the book and tax bases of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws. The measurement of deferred tax assets is reduced, if necessary, by the amount of any tax benefits that, based on available evidence, are not expected to be realized.
The Company recognizes interest and penalties accrued related to unrecognized tax benefits, if applicable, in "non-interest expense".
SHARE-BASED COMPENSATION PLANS
The Company issues stock options, restricted stock awards, restricted share units, performance units, and phantom awards under various plans to directors, officers, and other key employees. Compensation cost for all awards is recognized on a straight-line basis over the requisite service period, which is generally the vesting period, taking into account retirement eligibility. For service awards with graded vesting, the Company recognizes compensation cost on a straight-line basis. The majority of the Company's share-based awards qualify for equity accounting and contain service conditions. Under equity accounting, the fair value of the award is measured at the grant date and not subsequently remeasured.
For awards that contain a market condition, the Company includes the market condition in the determination of the grant date fair value of the award. Compensation cost for an award with a market condition is recognized regardless of whether the market condition is satisfied, assuming the requisite service is met. The Company does not include performance conditions in the determination of the grant date fair value of the award. Compensation cost for an award with a performance condition is not recognized if the performance condition is not satisfied. Phantom awards and performance units, accounted for as liability awards, are remeasured at each reporting period based on their fair value until the date of settlement. Compensation cost for each reporting period until settlement is based on the change (or a portion of the change, depending on the percentage of the requisite service that has been rendered at the reporting date) in the fair value of the phantom award and performance unit for each reporting period.
Compensation expense relating to share-based awards is recognized in net income as part of “salaries and employee benefits” on the consolidated statements of comprehensive income for employees and “professional services” for non-employee directors. The exercise price for the options granted by the Company is not less than the fair market value of the underlying stock at the grant date.
EARNINGS PER COMMON SHARE
Basic earnings per share represents income available to common shareholders divided by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflects additional common shares that would have been outstanding if dilutive potential common shares, in the form of stock options or restricted stock units, had been issued, as well as any adjustment to income that would result from the assumed issuance. Participating common shares issued by the Company relate to unvested outstanding restricted stock awards, the earnings allocated to which are used in determining income available to common shareholders under the two-class method. The two-class method allocates earnings for the period between common shareholders and other participating securities holders. The participating awards receiving dividends are allocated the same percentage of income as if they were outstanding shares.
SHARE REPURCHASES
Repurchases of the Company’s common stock are recorded at cost.
Effective January 1, 2015, companies incorporated in Louisiana became subject to the Louisiana Business Corporation Act (which replaced the Louisiana Business Corporation Law). Provisions of the Louisiana Business Corporation Act eliminated the concept of treasury stock and provide that shares reacquired by a company are to be treated as authorized but unissued shares. As a result of this change in law, for the consolidated financial statements beginning with the quarterly period ended March 31, 2015, the Company classifies shares previously classified as treasury stock as a reduction to issued shares of common stock, and accordingly, adjusts the stated value of common stock and paid-in-capital.

COMPREHENSIVE INCOME
Accounting principles generally require that recognized revenue, expenses, gains, and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities and cash flow hedges, are reported as a separate component of the shareholders’ equity section of the consolidated balance sheets, such items, along with net income, are components of comprehensive income.
FAIR VALUE MEASUREMENTS
Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company estimates fair value based on the assumptions market participants would use when selling an asset or transferring a liability and characterizes such measurements within the fair value hierarchy based on the inputs used to develop those assumptions and measure fair value. The hierarchy requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities.

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Level 2 - Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

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Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies, and similar techniques that use significant unobservable inputs.

A description of the valuation methodologies used for instruments measured at fair value follows, as well as the classification of such instruments within the valuation hierarchy. The descriptions below are exclusive of assets or liabilities acquired in business combinations, as all such instruments are required to initially be measured at fair value.
Cash and cash equivalents
The carrying amounts of cash and cash equivalents approximate their fair value.
Investment securities
Securities are classified within Level 1 where quoted market prices are available in an active market. Inputs include securities that have quoted prices in active markets for identical assets. If quoted market prices are unavailable, fair value is estimated using quoted prices of securities with similar characteristics, at which point the securities are classified within Level 2 of the hierarchy.
Mortgage loans held for sale
Mortgage loans originated and held for sale are recorded at fair value under the fair value option, unless otherwise noted. When determining the fair value of loans held for sale, the Company obtains quotes or bids on these loans directly from the purchasing financial institutions (Level 2).
Loans
The fair values of mortgage loans are estimated based on present values using entry-value rates (the interest rate that would be charged for a similar loan to a borrower with similar risk at the indicated balance sheet date) at December 31, 2016 and 2015, weighted for varying maturity dates. Other loans are valued based on present values using entry-value interest rates at December 31, 2016 and 2015 applicable to each category of loans, which are classified within Level 3 of the hierarchy.
Impaired loans
Loans are measured for impairment using the methods permitted by ASC Topic 310, Receivables. Fair value measurements are used in determining impairment using either the loan’s observable market price (Level 1), if available, or the fair value of the collateral, if the loan is collateral-dependent (Level 3). Fair value of the collateral is determined by appraisals or independent valuation.
Measuring the impairment of loans using the present value of expected future cash flows, discounted at the loan’s effective interest rate, is not considered a fair value measurement under GAAP as the interest rate used to discount the cash flows does not necessarily reflect current credit or market conditions for such loans.
Other real estate owned
Fair values of OREO are determined by sales agreement or appraisal and costs to sell are based on estimation per the terms and conditions of the sales agreement or amounts commonly used in real estate transactions. Inputs include appraisal values on the properties or recent sales activity for similar assets in the property’s market, and thus OREO measured at fair value is classified within Level 3 of the hierarchy.
Derivative financial instruments
Fair values of interest rate swaps, interest rate locks, forward sales commitments, and written and purchased options are estimated using prices of financial instruments with similar characteristics and thus are classified within Level 2 of the fair value hierarchy.
Deposits
The fair values of NOW accounts, money market deposits and savings accounts are the amounts payable on demand at the reporting date. Certificates of deposit are valued using a discounted cash flow model based on the weighted-average rate at December 31, 2016 and 2015 for deposits with similar remaining maturities. The fair value of the Company’s deposits are categorized within Level 3 of the fair value hierarchy.
Short-term borrowings
The carrying amounts of short-term borrowings maturing within ninety days approximate their fair values.
Long-term debt
The fair values of long-term debt are estimated using discounted cash flow analyses based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements. The fair value of the Company’s long-term debt is categorized within Level 3 of the fair value hierarchy.
Off-balance sheet items
The Company has outstanding commitments to extend credit and standby letters of credit. These off-balance sheet financial instruments are generally exercisable at the market rate prevailing at the date the underlying transaction will be completed. At December 31, 2016 and 2015, the fair value of guarantees under commercial and standby letters of credit was not material.